Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Jul. 31, 2025	Jul. 07, 2025	Jun. 30, 2025	Jun. 24, 2025	Jun. 01, 2025	May 31, 2025	Apr. 30, 2025	Apr. 06, 2025	Mar. 31, 2025	Mar. 02, 2025	Feb. 28, 2025	Feb. 03, 2025	Feb. 02, 2025	Jan. 31, 2025	Jan. 21, 2025	Jan. 01, 2025	Dec. 31, 2024	Dec. 01, 2024	Nov. 30, 2024	Oct. 31, 2024	Sep. 30, 2024	Sep. 08, 2024	Sep. 02, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	Jun. 02, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Feb. 12, 2024	Jan. 31, 2024	Jan. 15, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Oct. 03, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Feb. 02, 2023
C000240501
Account Value [Line Items]
Line Graph and Table Measure Name	NAV
Account Value	$ 12,870		$ 12,975			$ 12,561	$ 11,882		$ 11,654		$ 12,061			$ 12,114			$ 11,788		$ 12,126	$ 11,960	$ 12,348			$ 12,162	$ 11,819	$ 11,686		$ 11,508	$ 10,987	$ 11,375	$ 11,112		$ 10,664		$ 10,769	$ 10,180	$ 9,340		$ 9,624	$ 10,244	$ 10,668	$ 10,396	$ 9,892	$ 10,036	$ 9,872	$ 9,596	$ 10,000
C000261610
Account Value [Line Items]
Line Graph and Table Measure Name	NAV
Account Value	$ 10,636		10,268	$ 10,000
C000246662
Account Value [Line Items]
Line Graph and Table Measure Name	NAV
Account Value	$ 12,675		12,578			12,149	11,717		12,034		12,163			12,230			11,769		12,301	11,728	12,004			11,633	11,340	10,988		10,721	10,342	10,639	10,264		9,956	$ 10,000
C000243953
Account Value [Line Items]
Line Graph and Table Measure Name	NAV
Account Value	$ 14,193		13,543			12,956	12,315		12,060		12,602			13,271			12,627		13,697	12,015	11,957			11,698	11,478	11,289		11,262	10,897	11,540	11,266		10,918		11,150	10,442	9,497	$ 10,000
C000247126
Account Value [Line Items]
Line Graph and Table Measure Name	NAV
Account Value	$ 12,584		12,440			11,900	11,478		11,363		12,013			12,063			11,811		11,501	11,013	11,141			10,924	10,688	10,716		10,219	9,811	10,177	10,056	$ 10,000
C000256995
Account Value [Line Items]
Line Graph and Table Measure Name	NAV
Account Value	$ 10,388		10,232			10,172	10,024		9,904		9,892			10,020	$ 10,000
C000256996
Account Value [Line Items]
Line Graph and Table Measure Name	NAV
Account Value	$ 10,580		10,480			10,404	10,248	$ 10,000
C000256997
Account Value [Line Items]
Line Graph and Table Measure Name	NAV
Account Value	$ 10,116	$ 10,000
C000256935
Account Value [Line Items]
Line Graph and Table Measure Name	NAV
Account Value	$ 11,484		10,820			10,576	9,856		9,288		9,364	$ 10,000
C000256936
Account Value [Line Items]
Line Graph and Table Measure Name	NAV
Account Value	$ 12,460		12,268			12,000	11,148	10,000
C000256937
Account Value [Line Items]
Line Graph and Table Measure Name	NAV
C000256941
Account Value [Line Items]
Line Graph and Table Measure Name	NAV
Account Value	$ 11,048		10,596			10,428	9,960		9,604		9,656	10,000
C000256942
Account Value [Line Items]
Line Graph and Table Measure Name	NAV
Account Value	$ 11,740		11,412			11,180	10,720	10,000
C000256943
Account Value [Line Items]
Line Graph and Table Measure Name	NAV
Account Value	$ 10,272	10,000
C000254075
Account Value [Line Items]
Line Graph and Table Measure Name	NAV
Account Value	$ 10,622		10,558			10,409	10,237		10,205		10,333			10,341			10,257		10,269	10,148	10,169	$ 10,000
C000252652
Account Value [Line Items]
Line Graph and Table Measure Name	NAV
Account Value	$ 10,367		10,294			10,158	10,068		9,970		10,085			10,077		$ 10,000
C000252651
Account Value [Line Items]
Line Graph and Table Measure Name	NAV
Account Value	$ 10,274		10,208			10,062	9,971		9,900		10,008		$ 10,000
C000252654
Account Value [Line Items]
Line Graph and Table Measure Name	NAV
Account Value	$ 10,282		10,214			10,097	10,021		9,920	$ 10,000
C000252649
Account Value [Line Items]
Line Graph and Table Measure Name	NAV
Account Value	$ 10,312		10,280			10,166	10,065		10,000
C000249281
Account Value [Line Items]
Line Graph and Table Measure Name	NAV
Account Value	$ 11,184		11,148			11,040	10,948		10,752		10,824			10,780			10,680		10,680	10,568	10,544			10,476	10,368	10,276		10,172	10,000
C000252653
Account Value [Line Items]
Line Graph and Table Measure Name	NAV
Account Value	$ 10,170		10,135		$ 10,000
C000249282
Account Value [Line Items]
Line Graph and Table Measure Name	NAV
Account Value	$ 10,935		10,881			10,659	10,346		10,355		10,538			10,547			10,447		10,463	10,326	10,317			10,238	10,096	10,000
C000249279
Account Value [Line Items]
Line Graph and Table Measure Name	NAV
Account Value	$ 10,804		10,713			10,528	10,285		10,272		10,425			10,441			10,342		10,346	10,223	10,239			10,136	10,000
C000249280
Account Value [Line Items]
Line Graph and Table Measure Name	NAV
Account Value	$ 10,613		10,524			10,363	10,181		10,149		10,282			10,286			10,206		10,202	10,097	10,105		$ 10,000
C000252656
Account Value [Line Items]
Line Graph and Table Measure Name	NAV
Account Value	$ 10,459		10,384			10,238	10,091		10,044		10,166			10,166			10,087		10,091	9,992	10,000
C000252655
Account Value [Line Items]
Line Graph and Table Measure Name	NAV
Account Value	$ 10,479		10,404			10,272	10,164		10,084		10,196			10,196			10,104		10,120	10,000
C000252650
Account Value [Line Items]
Line Graph and Table Measure Name	NAV
Account Value	$ 10,373		10,286			10,108	10,000		9,909		10,087			10,075			10,025	$ 10,000
C000249273
Account Value [Line Items]
Line Graph and Table Measure Name	NAV
Account Value	$ 10,340		10,274			10,135	9,988		9,918	10,000
C000249272
Account Value [Line Items]
Line Graph and Table Measure Name	NAV
Account Value	$ 11,150		11,099			10,950	10,535		10,433		10,641			10,658			10,569		10,535	10,386	10,382			10,280	10,195	10,182	$ 10,000
C000249274
Account Value [Line Items]
Line Graph and Table Measure Name	NAV
Account Value	$ 10,714		10,634			10,472	10,230		10,157		10,307			10,327			10,242		10,202	10,097	10,105		10,000
C000249271
Account Value [Line Items]
Line Graph and Table Measure Name	NAV
Account Value	$ 10,490		10,400			10,241	10,025		9,963		10,118			10,135			10,057	10,000
C000250959
Account Value [Line Items]
Line Graph and Table Measure Name	NAV
Account Value	$ 10,158		10,109			9,984	9,907		9,911		10,004			10,097		10,000
C000250958
Account Value [Line Items]
Line Graph and Table Measure Name	NAV
Account Value	$ 10,331		10,271			10,145	10,036		10,000
C000250960
Account Value [Line Items]
Line Graph and Table Measure Name	NAV
Account Value	$ 10,612		10,579			10,230	10,082		10,189		10,439			10,587			10,464		10,603	10,361	10,361			10,312	10,263	10,000
C000250961
Account Value [Line Items]
Line Graph and Table Measure Name	NAV
Account Value	$ 10,141		10,081			9,968	9,907		9,907		10,032			10,129			10,053		10,158	9,996	10,000
CALAMOS INDEX: MSCI ACWI Index (Total Return)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Gross Total Return Index
Account Value	$ 14,803		14,601			13,968	13,201		13,073		13,603			13,681			13,234		13,550	13,058	13,353			13,045	12,718	12,513		12,236	11,751	12,140	11,770		11,282		11,214	10,696	9,788		$ 10,089	$ 10,521	$ 10,819	$ 10,434	$ 9,857	$ 9,957	$ 9,811	$ 9,511	$ 9,999
CALAMOS INDEX: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Total Return Index
Account Value	$ 10,417		10,189	$ 10,002
CALAMOS INDEX: MSCI World Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Gross Total Return Index
Account Value	$ 13,254		13,083			12,538	11,830		11,720		12,259			12,344			11,921		12,236	11,695	11,929			11,710	11,405	11,205		10,978	10,502	10,899	10,557		10,124	$ 9,993
CALAMOS INDEX: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,389		11,419			11,247	11,328		11,283		11,279			11,036			10,978		11,161	11,044	11,325			11,175	11,017	10,765		10,664	10,487	10,758	10,660		$ 10,813		$ 10,842	$ 10,443	$ 9,990	$ 10,000
CALAMOS INDEX: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 10,656		10,684			10,522	10,598		10,557		10,553			10,325			10,271		10,442	10,333	10,595			10,455	10,307	10,072		9,977	9,811	$ 10,065	$ 9,973	$ 10,001
CALAMOS INDEX: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 10,342		10,370			10,213	10,286		10,246		10,242			10,022	$ 10,000
CALAMOS INDEX: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 10,006		10,033			9,881	9,952	10,001
CALAMOS INDEX: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 10,045	10,001
CALAMOS INDEX: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 10,313		10,340			10,184	10,257		10,217		10,213	10,001
CALAMOS INDEX: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 10,006		10,033			9,881	9,952	10,001
CALAMOS INDEX: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 10,045	10,001
CALAMOS INDEX: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 10,313		10,340			10,184	10,257		10,217		10,213	$ 10,001
CALAMOS INDEX: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 10,006		10,033			9,881	9,952	$ 10,001
CALAMOS INDEX: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 10,045	$ 10,001
CALAMOS INDEX: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Total Return Index
Account Value	$ 11,861		11,601			11,040	10,386		10,457		11,081			11,228			10,923		11,190	10,570	10,666	$ 10,003
CALAMOS INDEX: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Total Return Index
Account Value	$ 10,852		10,614			10,100	9,502		9,567		10,138			10,272		9,994
CALAMOS INDEX: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Total Return Index
Account Value	$ 10,571		10,339			9,839	9,256		9,320		9,876		$ 10,007
CALAMOS INDEX: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Total Return Index
Account Value	$ 10,698		10,463			9,956	9,367		9,431	9,994
CALAMOS INDEX: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Total Return Index
Account Value	$ 11,343		11,094			10,557	9,932		9,999
CALAMOS INDEX: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Total Return Index
Account Value	$ 12,801		12,520			11,914	11,208		11,285		11,959			12,117			11,788		12,076	11,407	11,511			11,270	11,004	10,871		$ 10,495	$ 9,999
CALAMOS INDEX: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Total Return Index
Account Value	$ 10,740		10,504		$ 9,996
CALAMOS INDEX: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Total Return Index
Account Value	$ 11,777		11,519			10,961	10,312		10,383		11,003			11,148			10,846		11,111	10,495	10,591			10,369	10,124	10,002
CALAMOS INDEX: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Total Return Index
Account Value	$ 11,637		11,382			10,831	10,189		10,259		10,872			11,015			10,717		10,979	10,370	10,465			10,246	10,003
CALAMOS INDEX: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Total Return Index
Account Value	$ 11,357		11,107			10,570	9,944		10,012		10,610			10,750			10,459		10,714	10,120	10,213		9,999
CALAMOS INDEX: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Total Return Index
Account Value	$ 11,118		10,874			10,348	9,735		9,802		10,387			10,524			10,239		10,489	9,908	9,998
CALAMOS INDEX: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Total Return Index
Account Value	$ 11,216		10,970			10,439	9,821		9,888		10,479			10,617			10,329		10,582	9,995
CALAMOS INDEX: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Total Return Index
Account Value	$ 10,599		10,367			9,865	9,281		9,344		9,902			10,033			9,761	10,000
CALAMOS INDEX: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Total Return Index
Account Value	$ 10,698		10,463			9,956	9,367		9,431	$ 9,994
CALAMOS INDEX: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Total Return Index
Account Value	$ 12,198		11,930			11,353	10,680		10,753		11,395			11,546			11,233		11,508	10,870	10,969			10,740	10,485	10,359	$ 10,000
CALAMOS INDEX: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Total Return Index
Account Value	$ 11,357		11,107			10,570	9,944		10,012		10,610			10,750			10,459		10,714	10,120	10,213		$ 9,999
CALAMOS INDEX: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Total Return Index
Account Value	$ 10,599		10,367			9,865	9,281		9,344		9,902			10,033			9,761	$ 10,000
CALAMOS INDEX: Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Total Return Index
Account Value	$ 10,815		10,581			10,070	9,470		9,534		10,124			10,322		$ 10,006
CALAMOS INDEX: Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Total Return Index
Account Value	$ 11,338		11,094			10,558	9,928		9,996
CALAMOS INDEX: Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Total Return Index
Account Value	$ 11,779		11,525			10,968	10,314		10,384		11,027			11,242			10,898		11,242	10,541	10,619			$ 10,403	$ 10,182	$ 9,996
CALAMOS INDEX: Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Total Return Index
Account Value	$ 11,087		$ 10,848			$ 10,324	$ 9,708		$ 9,774		$ 10,379			$ 10,582			$ 10,258		$ 10,582	$ 9,922	$ 9,995